CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (FY) - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Capital in Excess of Par Value [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Treasury Stock [Member]	Gardner Denver Holdings, Inc. Stockholders' Equity [Member]	Noncontrolling Interests [Member]	Total
Balance at beginning of period at Dec. 31, 2013	$ 1,480	$ 1,199,133	$ (73,437)	$ 43,365	$ 0		$ 23,806
Balance at beginning of period (in shares) at Dec. 31, 2013	147,979
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued for management	$ 18	15,870
Stock issued for management (in shares)	1,875
Net income (loss)			(135,023)				(902)	$ (135,925)
Dividends to minority stockholders							(1,159)
Acquisition of noncontrolling interest							(99)
Foreign currency translation adjustments, net				(160,755)			(2,644)	(160,755)
Foreign currency gains, net				45,808				45,808
Unrecognized losses on cash flow hedges, net				(28,541)				(28,541)
Pension and other postretirement prior service cost and gain or loss, net				(35,120)				(35,120)
Purchases of treasury stock					(3,210)
Correction of purchase accounting allocation							0
Balance at end of period at Dec. 31, 2014	$ 1,498	1,215,003	(208,460)	(135,243)	(3,210)	$ 869,588	19,002	888,590
Balance at end of period (in shares) at Dec. 31, 2014	149,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued for management	$ 4	4,165
Stock issued for management (in shares)	392
Net income (loss)			(351,153)				(835)	(351,988)
Dividends to minority stockholders							(878)
Acquisition of noncontrolling interest							0
Foreign currency translation adjustments, net				(136,319)			(1,987)	(136,319)
Foreign currency gains, net				32,627				32,627
Unrecognized losses on cash flow hedges, net				(15,899)				(15,899)
Pension and other postretirement prior service cost and gain or loss, net				(10,676)				(10,676)
Purchases of treasury stock					(2,104)
Correction of purchase accounting allocation							0
Balance at end of period at Dec. 31, 2015	$ 1,502	1,219,168	(559,613)	(265,510)	(5,314)	390,233	15,302	405,535
Balance at end of period (in shares) at Dec. 31, 2015	150,247
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued for management	$ 3	3,255
Stock issued for management (in shares)	305
Net income (loss)			(36,620)				5,330	(31,290)
Dividends to minority stockholders							(889)
Acquisition of noncontrolling interest							0
Foreign currency translation adjustments, net				(76,135)			1,362	(76,135)
Foreign currency gains, net				13,586				13,586
Unrecognized losses on cash flow hedges, net				(987)				(987)
Pension and other postretirement prior service cost and gain or loss, net				(13,318)				(13,318)
Purchases of treasury stock					(14,109)
Correction of purchase accounting allocation							(15,255)	(15,255)
Balance at end of period at Dec. 31, 2016	$ 1,505	1,222,423	(596,233)	(342,364)	(19,423)	265,908	5,850	271,758
Balance at end of period (in shares) at Dec. 31, 2016	150,552
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(125,200)				100	(125,100)
Acquisition of noncontrolling interest		2,400					(7,600)
Foreign currency translation adjustments, net				131,400				131,400
Foreign currency gains, net				(44,300)				(44,300)
Unrecognized losses on cash flow hedges, net				5,500				5,500
Pension and other postretirement prior service cost and gain or loss, net				(1,900)				(1,900)
Purchases of treasury stock					(2,600)
Balance at end of period at Sep. 30, 2017	$ 2,000	$ 2,264,900	$ (721,400)	$ (251,700)	$ (22,000)	$ 1,271,800	$ 0	$ 1,271,800
Balance at end of period (in shares) at Sep. 30, 2017	198,131